UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          12th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002



Signature, Place and Date of Signing:

/s/ Arthur Wrubel               New York, New York            May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          25

Form 13F Information Table Value Total:        $198,554
                                             (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                           FORM 13F INFORMATION TABLE
                                                          Wesley Capital Management LLC
                                                                 March 31, 2013




COL 1                           COL 2            COL 3      COL 4            COL 5        COL 6       COL 7       COL 8

                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MNGRS  SOLE   SHARED   NONE
--------------                  --------------   -----      --------  --------  --- ----  ----------- ------ -----  ------   ----
AV HOMES INC                    COM              00234P102     200       15,000 SH        SOLE                15,000               0
AMERICAN CAPITAL AGENCY CORP    COM              02503X105  12,293      375,000 SH        SOLE                     0         375,000
AMERICAN CAP MTG INVT CORP      COM              02504A104  10,336      400,000 SH        SOLE                25,000         375,000
AMERICAN RLTY CAP PPTYS INC     COM              02917T104   1,100       75,000 SH        SOLE                75,000               0
APOLLO COML REAL EST FIN INC    COM              03762U105  18,030    1,025,000 SH        SOLE                75,000         950,000
APOLLO RESIDENTIAL MTG INC      COM              03763V102   5,131      230,190 SH        SOLE                25,000         205,190
ARES COML REAL ESTATE CORP      COM              04013V108     629       37,197 SH        SOLE                37,197               0
AVALONBAY CMNTYS INC            COM              053484101   1,267       10,000 SH        SOLE                10,000               0
COLONY FINL INC                 COM              19624R106  11,976      539,470 SH        SOLE                30,000         509,470
COMMONWEALTH REIT               COM SH BEN INT   203233101   1,122       50,000 SH        SOLE                50,000               0
CYS INVTS INC                   COM              12673A108   9,392      800,000 SH        SOLE                     0         800,000
ELLIE MAE INC                   COM              28849P100     301       12,500 SH        SOLE                12,500               0
EQUITY RESIDENTIAL              SH BEN INT       29476L107   1,377       25,000 SH        SOLE                25,000               0
EQUITY RESIDENTIAL              SH BEN INT       29476L107   2,202       40,000     CALL  SOLE                40,000               0
MFA FINANCIAL INC               COM              55272X102  48,653    5,220,325 SH        SOLE               150,000       5,070,325
NEWCASTLE INVT CORP             COM              65105M108   3,954      353,986 SH        SOLE                31,500         322,486
PENNEY J C INC                  COM              708160106     378       25,000     PUT   SOLE                25,000               0
POST PPTYS INC                  COM              737464107   1,578       33,500 SH        SOLE                33,500               0
SPDR S&P 500 ETF TR             TR UNIT          78462F103   1,567       10,000     PUT   SOLE                10,000               0
SIMON PPTY GROUP INC NEW        COM              828806109   2,061       13,000 SH        SOLE                13,000               0
SPIRIT RLTY CAP INC             COM              84860F109     760       40,000 SH        SOLE                40,000               0
STARWOOD PPTY TR INC            COM              85571B105  14,574      525,000 SH        SOLE                50,000         475,000
TRI POINTE HOMES INC            COM              87265H109   1,511       75,000 SH        SOLE                75,000               0
TAUBMAN CTRS INC                COM              876664103   2,136       27,500 SH        SOLE                27,500               0
TWO HBRS INVT CORP              COM              90187B101  46,026    3,650,000 SH        SOLE               125,000       3,525,000

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